Income Taxes - Withholding income tax (Details)	12 Months Ended
Dec. 31, 2019
Outside of China
Income taxes
Withholding income tax rate on dividends distributed by a FIE	10.00%
Minimum | Outside of China
Income taxes
Percentage of shares owned by foreign investors	25.00%
Minimum | Hong Kong
Income taxes
Withholding income tax rate on dividends distributed by a FIE	5.00%